FINANCIAL INSTRUMENTS (Details 21) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) bbl	Dec. 31, 2022 USD ($) bbl
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	2,326	2,486
Trade receivables | $	$ 695,704	$ 733,355
Percentage of trade receivables	100.00%	100.00%
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	750	689
Trade receivables | $	$ 41,369	$ 23,995
Percentage of trade receivables	5.95%	3.27%
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	34	69
Trade receivables | $	$ 1,503	$ 1,941
Percentage of trade receivables	0.22%	0.26%
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	30	43
Trade receivables | $	$ 9,275	$ 474
Percentage of trade receivables	1.33%	0.06%
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	79	37
Trade receivables | $	$ 70	$ 352
Percentage of trade receivables	0.01%	0.05%
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	8	25
Trade receivables | $	$ 104	$ 133
Percentage of trade receivables	0.01%	0.02%
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	3	18
Trade receivables | $	$ 55	$ 87
Percentage of trade receivables	0.01%	0.01%
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	3	27
Trade receivables | $	$ 15	$ 94
Percentage of trade receivables	0.00%	0.01%
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	2	16
Trade receivables | $	$ 11	$ 67
Percentage of trade receivables	0.00%	0.01%
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	42	62
Trade receivables | $	$ 4,646	$ 5,521
Percentage of trade receivables	0.67%	0.75%
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
N° Debtor | bbl	1,375	1,500
Trade receivables | $	$ 638,656	$ 700,691
Percentage of trade receivables	91.80%	95.56%